UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,677,905 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    20979   945000 SH       SOLE                   945000        0        0
AMERICAN INTL GROUP INC        COM              026874107    12975   300000 SH  PUT  SOLE                   300000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    44872  1306700 SH       SOLE                  1306700        0        0
BAXTER INTL INC                COM              071813109    97138  1680000 SH       SOLE                  1680000        0        0
COMMSCOPE INC                  COM              203372107    68789  1975000 SH       SOLE                  1975000        0        0
COVIDIEN LTD                   COM              G2552X108   103108  2330102 SH       SOLE                  2330102        0        0
CVS CAREMARK CORPORATION       COM              126650100    43143  1065000 SH       SOLE                  1065000        0        0
DAIMLER AG                     REG SHS          D1668R123    10694   125000 SH       SOLE                   125000        0        0
DIRECTV GROUP INC              COM              25459L106    69164  2790000 SH       SOLE                  2790000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    20539   796700 SH       SOLE                   796700        0        0
FISERV INC                     COM              337738108   120225  2500000 SH       SOLE                  2500000        0        0
HEWITT ASSOCS INC              COM              42822Q100    95448  2400000 SH       SOLE                  2400000        0        0
INVESCO LTD                    SHS              G491BT108    94062  3861349 SH       SOLE                  3861349        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    36111  2237327 SH       SOLE                  2237327        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    80952  3575600 SH       SOLE                  3575600        0        0
MCDERMOTT INTL INC             COM              580037109    16446   300000 SH       SOLE                   300000        0        0
MCGRAW HILL COS INC            COM              580645109     1293    35000 SH       SOLE                    35000        0        0
MF GLOBAL LTD                  SHS              G60642108    19820  2000000 SH       SOLE                  2000000        0        0
MIRANT CORP NEW                COM              60467R100    90975  2500000 SH       SOLE                  2500000        0        0
MONSTER WORLDWIDE INC          COM              611742107    55683  2300000 SH       SOLE                  2300000        0        0
PACTIV CORP                    COM              695257105    48489  1850000 SH       SOLE                  1850000        0        0
PATTERSON COMPANIES INC        COM              703395103   105270  2900000 SH       SOLE                  2900000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100   127812  2405200 SH       SOLE                  2405200        0        0
QUALCOMM INC                   COM              747525103    28700   700000 SH       SOLE                   700000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    57841  2740000 SH       SOLE                  2740000        0        0
TALISMAN ENERGY INC            COM              87425E103    47082  2660000 SH       SOLE                  2660000        0        0
TERADATA CORP DEL              COM              88076W103    29108  1319500 SH       SOLE                  1319500        0        0
THOMSON CORP                   COM              884903105    30177   900000 SH       SOLE                   900000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6881   200254 SH       SOLE                   200254        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    94129  2825000 SH       SOLE                  2825000        0        0